Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Information Related To Items Designated As Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	$ 3,240	$ 1,837
Carrying amount of hedging instruments, Liability	[1]	(10,873)	(9,249)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness		1,962	1,945
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness		(1,966)	(1,921)
Ineffectiveness recorded in non-interest revenue - other		4	15
Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	3,240	1,837
Carrying amount of hedging instruments, Liability	[1]	(1,762)	(2,069)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness		2,093	1,962
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness		(2,097)	(1,938)
Ineffectiveness recorded in non-interest revenue - other		4	15
Interest rate risk [member] | Cash flow hedges [member] | Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	2,602	1,393
Carrying amount of hedging instruments, Liability	[1]	(43)	(121)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness		2,516	3,142
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness		(2,520)	(3,118)
Ineffectiveness recorded in non-interest revenue - other		4	15
Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Liability	[1]	(9,111)	(7,180)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness		(131)	(17)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness		131	17
Foreign exchange risk [member] | Cash flow hedges [member] | Cross currency swap [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	638	420
Carrying amount of hedging instruments, Liability	[1]	(1,710)	(1,948)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness		(315)	(1,195)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness		315	1,195
Equity price risk [member] | Cash flow hedges [member] | Total Return Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]		24
Carrying amount of hedging instruments, Liability	[1]	(9)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness		(108)	15
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness		$ 108	$ (15)

[1]	Represents the unrealized gains (losses) recorded as part of the derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.